RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 13,447	$ 13,091
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	2,586	3,860
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	9,563	8,453
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	987	403
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	221	302
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 90	$ 73